Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions
Note 27 - Related Party Transactions
a) Transactions with entities over which we have significant influence
We provide three rigs on a bareboat basis to Perfomex to service its contract with Opex and two rigs on a bareboat basis to Perfomex II to service its contract with Akal. Perfomex and Perfomex II provide the jack-up rigs under traditional dayrate and technical service agreements to Opex and Akal, respectively. This structure enables Opex and Akal to provide bundled integrated well services to Pemex. The potential revenue earned by Opex and Akal is fixed under each of the Pemex contracts, while Opex and Akal manage the drilling services and related costs on a per well basis. The revenue from these contracts are recognized as "Related party revenue" in the Consolidated Statements of Operations.
On August 4, 2021, the Company executed a Stock Purchase Agreement between BMV and Operadora for the sale of the Company's 49% interest in each of the Opex and Akal joint ventures, as well as the acquisition of a 2% incremental interest in each of Perfomex and Perfomex II joint ventures. The sale was completed on the same date. Until their sale, as a 49% shareholder we were required to fund any capital shortfall in Opex or Akal should the Board of Opex or Akal make cash calls to the shareholders under the provisions of the Shareholders Agreement (see Note 7 - Equity Method Investments). Effective August 4, 2021, Opex and Akal ceased to be related parties.
Management services revenue and bareboat revenues from our related parties for the years ended December 31, 2021, 2020 and 2019 consisted of the following:

	For the Years Ended December 31,
(In $ millions)	2021	2020	2019
Management Services Revenue - Perfomex	5.0	10.9	2.6
Management Services Revenue - Perfomex II	3.0	7.5	0.2
Management Services Revenue - Opex	—	1.1	1.3
Bareboat Revenue - Perfomex	22.2	17.5	2.4
Bareboat Revenue - Perfomex II	9.3	5.3	—
Total	39.5	42.3	6.5

Funding provided to our joint ventures for the years ended December 31, 2021 and 2020 consisted of the following(1):

	As of December 31,
(In $ millions)	2021	2020
Perfomex	9.8	10.8
Perfomex II	—	9.4
Opex	—	3.6
Akal	—	1.7
Total	9.8	25.5

(1) Funding provided to our joint ventures is included in "Equity method investments" in the Consolidated Balance Sheets (see Note 7 - Equity Method Investments).

Receivables: The balances with the joint ventures as of December 31, 2021 and 2020 consisted of the following:

	As of December 31,
(In $ millions)	2021	2020
Perfomex	40.8	25.9
Perfomex II	7.8	7.1
Opex	—	1.9
Total	48.6	34.9

As of December 31, 2020 we had a $5.9 million guarantee issued to our equity method investment, Opex. Effective August 4, 2021, upon sale of the Company's 49% interest in Opex, the guarantee was terminated and the associated liability was derecognized (see Note 7 - Equity Method Investments).
b) Transactions with Other related parties

Expenses: The transactions with other related parties for the years ended December 31, 2021, 2020 and 2019 consisted of the following:

	For the Years Ended December 31,
(In $ millions)	2021	2020	2019
Magni Partners Limited (1)	0.9	1.0	1.0
Schlumberger Limited (2)	—	6.9	14.6
Total	0.9	7.9	15.6

(1) Magni Partners Limited ("Magni") is a party to a Corporate Services Agreement with the Company, pursuant to which it provides strategic advice and assists in sourcing investment opportunities, financing and other such services as the Company wishes to engage, at the Company's option. There is both a fixed and variable element of the agreement, with the fixed cost element representing Magni's fixed costs and any variable element being at the Company's discretion. Mr. Tor Olav Trøim, the Chairman of our Board, is the sole owner of Magni.

(2) Schlumberger Limited ("Schlumberger") is one of our larger shareholders, holding 5.5% as at December 31, 2021. Until his appointment as our Chief Executive Officer, Patrick Schorn, formerly Executive Vice President ("EVP") of Wells at Schlumberger Limited, was a Director on our Board. Following Mr Schorn's departure as EVP of Wells from Schlumberger on August 31, 2020, Schlumberger ceased to be a related party. The table above includes the expenses incurred for the years ended December 31, 2020 and 2019, as during this period Schlumberger was considered a related party.
Other
We entered into arrangements with companies which are related to our former Chief Financial Officer, Rune Magnus Lundetræ. Charges during 2019 were $0.03 million, of which $nil was outstanding at the end of 2021 and 2020.